Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Information Necessary to Calculate EPS

The following table presents information necessary to calculate the EPS for the years ended December 31, 2018, 2017 and 2016:

	2018		2017		2016
	Basic	Diluted	Basic	Diluted	Basic	Diluted
	(in million pesos)
Consolidated net income attributable to equity holders of PLDT	18,916	18,916	13,371	13,371	20,006	20,006
Dividends on preferred shares (Note 19)	(59)	(59)	(59)	(59)	(59)	(59)
Consolidated net income attributable to common equity holders of PLDT	18,857	18,857	13,312	13,312	19,947	19,947

	(in thousands, except per share amounts which are in pesos)
Weighted average number of common shares	216,056	216,056	216,056	216,056	216,056	216,056
EPS attributable to common equity holders of PLDT	87.28	87.28	61.61	61.61	92.33	92.33